As filed with the Securities and Exchange Commission on September 7, 2007

1933 Act Registration No. 333-142555

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                                                                           ☐

Post-Effective Amendment No. 1                                                                      ☒

RS INVESTMENT TRUST

(Exact name of registrant as specified in charter)

388 Market Street

San Francisco, California 94111

(Address of principal executive offices)

Registrant’s telephone number, including area code: (800) 766-3863 with a copy to:

TERRY R. OTTON c/o RS Investments 388 Market Street San Francisco, California 94111 (Name and address of agent for service)	TIMOTHY W. DIGGINS, Esq. Ropes & Gray LLP One International Place Boston, Massachusetts 02110-2624

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

This filing is being made solely for the purpose of adding the final tax opinion as an exhibit to the Part C of the Registration Statement. No information contained in Parts A or B of the Registration Statement, which are incorporated herein by reference in their entirety, is amended, deleted or superseded hereby.

PART A: INFORMATION REQUIRED IN THE PROSPECTUS

Part A is incorporated by reference to Part A of the Registration Statement on Form N-14 of RS Investment Trust (the “Registrant”) under the Securities Act of 1933, as amended, filed with the Securities and Exchange Commission (the “SEC”) on May 2, 2007 (File No. 333-142555, Accession No. 0001104659-07-034878).

PART B: INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Registration Statement on Form N-14 of the Registrant under the Securities Act of 1933, as amended, filed with the SEC on May 2, 2007 (File No. 333-142555, Accession No. 0001104659-07-034878).

RS INVESTMENT TRUST

FORM N-14

PART C

OTHER INFORMATION

Item 15. INDEMNIFICATION

Under the terms of Registrant’s By-laws, Article VI, Registrant is required, subject to certain exceptions and limitations, to indemnify its trustees, officers, employees, agents and other persons who may be indemnified by Registrant under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Registrant, at its expense, provides liability insurance for the benefit of its Trustees and officers.

Item 16. EXHIBITS

(1)                   (a)  Amended and Restated Agreement and Declaration of Trust of Registrant. /A/

(b)  Amendment to Amended and Restated Agreement and Declaration of Trust of Registrant. /A/

(2)                   Copy of By-Laws of Registrant as amended through November 15, 2004. /B/

(3)                   Voting trust agreement affecting more than 5% of any class of equity securities - None.

(4)                   Form of Agreement and Plan of Reorganization - Filed as Appendix A to Part A hereof.

(5)                   (a)  Specimen Share Certificate. /C/

(b)  Portions of Amended and Restated Agreement and Declaration of Trust Pertaining to Shareholders’ Rights. /B/

(c)  Portions of By-Laws Pertaining to Shareholders’ Rights. /A/

(6)                   Amended and Restated Investment Advisory Agreement between RS Investment Management Co. LLC and Registrant. /H/

(7)                   Distribution Agreement with Guardian Investor Services LLC /G/

(8)                   Bonus, profit-sharing or pension plans - None.

(9)                   (a)  Form of Custodian Agreement between Registrant and PFPC Trust Company. /A/

(b)  Form of Custodian Agreement between Registrant State Street Bank and Trust Company. /I/

(10)                 (a)  Amended and Restated Distribution Plan pursuant to Rule 12b-1. /F/

(b)  18f-3 Plan. /F/

(11)                 Opinion and Consent of Counsel as to the legality of securities being registered. /I/

(12)                 Opinion and Consent of Counsel as to tax matters - filed herewith.

(13)                 (a)  Form of Sub-Administration and Accounting Services Agreement between Registrant and PFPC, Inc /A/

(b)  Revised Sub-Administration and Accounting Services Fees Letter. /E/

(c)  Form of Revised Exhibit A to Revised Sub-Administration and Accounting Services Fees Letter. /B/

(d)  Revised Sub-Administration, Accounting and Custodian Services Fee Waiver. /E/

(e)  Form of Administration Agreement between Registrant State Street Bank and Trust Company- /I/.

(14)                 Consent of Independent Accountants- /I/.

(15)                 Financial Statements omitted pursuant to Item 14(a)(1) - None.

(16)                 (a)  Powers of Attorney- James E. Klescewski, Leonard B. Auerbach, Judson Bergman, Jerome S. Contro, John W. Glynn, Anne M. Goggin, and Dennis J. Manning - /I/.

(b)  Power of Attorney – Kenneth R. Fitzsimmons - /J/.

(17)                 (a)  Prospectus of the Registrant, dated May 1, 2007 – /I/.

(b)  Statement of Additional Information of the Registrant, dated May 1, 2007 – /I/.

(c)  Financial Highlights of the Registrant for the fiscal year ended December 31, 2006 – /I/.

Incorporated by a reference to corresponding exhibits:

/A/  Incorporated by reference to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A filed on March 4, 1999. (Accession No. 0001047469-99-008510)

/B/   Incorporated by reference to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A on September 30, 2005. (Accession No. 0001047469-05-023717)

/C/   Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on August 12, 1987.

/D/  Incorporated by reference to Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A on January 9, 2001. (Accession No. 0000912057-01-000815)

/E/   Incorporated by reference to Post-Effective Amendment No. 46 to Registrant’s Registration Statement on Form N-1A on March 2, 2004. (Accession No. 0001047469-04-006287)

/F/   Incorporated by reference to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form  N-1A on September 28, 2006. (Accession No. 0001104659-06-063790)

/G/   Incorporated by reference to Post-Effective Amendment No. 59 to Registrant’s Registration Statement on Form N-1A on November 1, 2006. (Accession No. 0001104659-06-070319)

/H/  Incorporated by reference to Post-Effective Amendment No. 66 to Registrant’s Registration Statement on Form N-1A on March 2, 2007. (Accession No. 0001104659-07-015996)

/I/    Incorporated by reference to Registrant’s Registration Statement on Form N-14 on May 2, 2007. (Accession No. 0001104659-07-034878)

/J/    Incorporated by reference to Post-Effective Amendment No. 69 to Registrant’s Registration Statement on Form N-1A on July 23, 2007. (Accession No. 0001104659-07-055269)

Item 17. UNDERTAKINGS

(1)                             The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)                             The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment of the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933 (the “Securities Act”), the Registrant, RS Investment Trust, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 1 under the Securities Act to be signed on its behalf by the undersigned, thereto duly authorized, in the City and County of San Francisco and State of California, on the 7th day of September, 2007.

RS Investment Trust

By:	/S/ TERRY R. OTTON
Terry R. Otton
Title: President and Principal Executive Officer

As required by the Securities Act, this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 of RS Investment Trust has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/S/ TERRY R. OTTON	Trustee, President and Principal Executive	September 7, 2007
Terry R. Otton	Officer

JAMES E. KLESCEWSKI*	Treasurer and Principal Financial and	September 7, 2007
James E. Klescewski	Accounting Officer

LEONARD B. AUERBACH*	Trustee	September 7, 2007
Leonard B. Auerbach

JUDSON BERGMAN*	Trustee	September 7, 2007
Judson Bergman

JEROME S. CONTRO*	Trustee	September 7, 2007
Jerome S. Contro

KENNETH R. FITZSIMMONS*	Trustee	September 7, 2007
Kenneth R. Fitzsimmons, Jr.

JOHN W. GLYNN*	Trustee	September 7, 2007
John W. Glynn

ANNE M. GOGGIN*	Trustee	September 7, 2007
Anne M. Goggin

DENNIS J. MANNING*	Trustee	September 7, 2007
Dennis J. Manning

* By:	/S/ BENJAMIN L. DOUGLAS
Benjamin L. Douglas
Attorney-in-Fact pursuant to the powers of attorney previously filed or filed herewith

EXHIBIT INDEX

RS INVESTMENT TRUST

EXHIBIT NO.	TITLE OF EXHIBIT

(12)	Opinion and Consent of Counsel as to tax matters.